UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/2008

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           11/11/2008
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 27

Form 13F Information Table Value Total (x$1000):  $268,312

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.




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                                                 FORM 13F INFORMATION TABLE



                         TITLE                VALUE     SHARES/  SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
---------------------- ---------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AMERIPRISE FINL
  INC COM STK		  COM	  03076C106    7,956    208,285  SH	   Share-defined   123	   208,285
AON CORP COM STK	  COM	  037389103    8,804	195,823	 SH	   Share-defined   123	   195,823
BGC PARTNERS INC	  COM	  05541T101    5,955  1,388,196  SH	   Share-defined   123	 1,388,196
CNINSURE INC-ADR	  COM	  18976M103    3,116 	346,193  SH	   Share-defined   123	   346,193
DEALERTRACK
  HOLDINGS INC COM STK	  COM	  242309102   23,882  1,418,200  SH	   Share-defined   123	 1,418,200
EHEALTH INC COM STK	  COM	  28238P109    4,008    250,517	 SH	   Share-defined   123	   250,517
FCSTONE GROUP		  COM	  31308T100   16,287 	905,310  SH	   Share-defined   123	   905,310
FEDERATED INVS INC PA
  CL B COM STK		  COM	  314211103   11,227	389,152  SH	   Share-defined   123     389,152
FIRST ST BANCORPORATION
  COM STK		  COM	  336453105    4,145 	776,203  SH	   Share-defined   123	   776,203
FISERV INC COM STK	  COM	  337738108   10,004 	211,414  SH	   Share-defined   123	   211,414
GALLAGHER ARTHUR
  J & CO COM STK	  COM	  363576109    6,223 	242,503  SH	   Share-defined   123	   242,503
GOLDMAN SACHS GROUP
  INC COM STK		  COM	  38141G104   15,508    121,160	 SH	   Share-defined   123	   121,160
HATTERAS FINANCL	  COM	  41902R103    5,889 	253,852  SH	   Share-defined   123	   253,852
INTERACTIVE
  BROKERS GROUP INC	  COM	  45841N107   19,817 	893,877  SH	   Share-defined   123	   893,877
JPMORGAN CHASE & CO COM   COM	  46625H100   12,515	267,990  SH	   Share-defined   123	   267,990
MFA MTG INVTS
  INC COM STK		  COM	  55272X102   13,680  2,104,631  SH	   Share-defined   123	 2,104,631
MGIC INVT CORP COM STK	  COM	  552848103   13,098  1,863,184  SH	   Share-defined   123	 1,863,184
METROCORP BANCSHARES
  INC COM STK		  COM	  591650106    5,905    492,110  SH	   Share-defined   123	   492,110
NYFIX INC COM STK	  COM	  670712108    4,174  1,325,057  SH	   Share-defined   123	 1,325,057
PROVIDENT BANKSHARES
  CORP COM STK		  COM	  743859100   10,681  1,100,000  SH	   Share-defined   123	 1,100,000
REINSURANCE GROUP B	  COM	  759351505    7,452    157,149  SH	   Share-defined   123	   157,149
TRADESTATION GP		  COM	  89267P105    7,467	798,616  SH	   Share-defined   123	   798,616
TRAVELERS COS
  INC COM STK		  COM	  89417E109    9,516	210,527  SH	   Share-defined   123     210,527
ALLIED WRLD ASSURANCE
  HOLDINGS COM		  COM	  G0219G203   13,811	388,818  SH	   Share-defined   123	   388,818
PARTNERRE LTD BERMUDA	  COM	  G6852T105    8,555	125,649  SH	   Share-defined   123	   125,649
TEXTAINER GROUP HOLD	  COM	  G8766E109    9,970	656,345  SH	   Share-defined   123	   656,345
ACE LIMITED COM STK	  COM	  H0023R105    8,667	160,113  SH	   Share-defined   123	   160,113



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